MULDOON MURPHY FAUCETTE & AGUGGIA LLP

ATTORNEYS AT LAW

5101 Wisconsin Avenue, N.W.

Washington, D.C. 20016

TEL: (202) 362-0840

FAX: (202) 966-9409

www.muldoonmurphy.com

September 17, 2004

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, N.W.

Washington, DC 20549

Re:	BV Financial, Inc.
Registration Statement on Form SB-2

Dear Sir or Madam:

Enclosed herewith for filing please find the Registration Statement on Form SB-2 for BV Financial, Inc., the holding company for Bay-Vanguard Federal Savings Bank, a federally chartered mutual savings bank, the deposits of which are insured by the Federal Deposit Insurance Corporation. A wire transfer has been executed pursuant to 17 C.F.R. §202.3a in the amount of $1,320, which constitutes the filing fee for the Registration Statement.

If you have any questions regarding this filing, please contact the undersigned or Scott A. Brown at (202) 362-0840.

Very truly yours,

MULDOON MURPHY FAUCETTE & AGUGGIA LLP

/s/ Paul M. Aguggia
Paul M. Aguggia

Enclosures

cc:	Edmund T. Leonard, BV Financial, Inc.
Carolyn M. Mroz, BV Financial, Inc.